Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 3,974,837	$ 3,867,155	$ 3,718,229
Operating income	68,819	105,518	131,827	122,143	132,047	129,912	133,781	121,593	428,307	517,333	483,141
Net income	$ 44,266	$ 91,530	$ 101,727	$ 116,873	$ 107,209	$ 119,264	$ 112,560	$ 97,793	$ 354,396	$ 436,826	$ 409,331
Basic earnings per share	$ 0.31	$ 0.64	$ 0.71	$ 0.81	$ 0.74	$ 0.82	$ 0.77	$ 0.67	$ 2.49	$ 2.99	$ 2.74
Diluted earnings per share	$ 0.31	$ 0.64	$ 0.70	$ 0.80	$ 0.73	$ 0.81	$ 0.76	$ 0.66	$ 2.47	$ 2.96	$ 2.71